Income Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income Taxes (Details) [Line Items]
Estimated percentage	4.84%	4.84%
Tax profit rate, percentage	8.25%	8.25%
Tax profit rate (in Dollars)		$ 2
Remaining tax rate, percentage	16.50%	16.50%
Current income tax expense	$ 192,940		$ 15,918
Current income tax liability due
Unrecognized tax benefits	3,044,004		2,767,276
Tax expense incremental penalty accrued	276,728
Tax expense uncertain tax position	$ 2,767,276		2,767,276
US federal tax rate	21.00%	21.00%
pre-tax losses	3 years	3 years
Unrecognized tax benefit	$ 276,728		2,767,275
Unrecognized tax benefits	12 months	12 months
HONG KONG [Member]
Income Taxes (Details) [Line Items]
Unrecognized tax benefits	$ 276,728		2,767,276
Singapore [Member]
Income Taxes (Details) [Line Items]
Income tax expenses	1,712,435
BT Strategies [Member]
Income Taxes (Details) [Line Items]
Income tax expenses	$ 3,547,902